Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of defined benefit plans [line items]
Contributions paid	$ 395	$ 368	$ 358